Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) segment	Jun. 30, 2024 CNY (¥) segment
Summary of Significant Accounting Policies
Foreign currency exchange rate	7.1636
Impairment of intangible assets | ¥	¥ 0	¥ 0
Number of operating segments	3	3
Number of reportable segments	1